Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Feb. 18, 2025	Dec. 04, 2024	Jun. 03, 2024	Feb. 28, 2024	Jun. 26, 2023	Apr. 17, 2023	Feb. 28, 2025
2x Bitcoin Strategy ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							2x Bitcoin Strategy ETF (Consolidated) NAV
Accumulated Value				$ 29,266	$ 10,000		$ 30,360
2x Corn ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							2x Corn ETF (Consolidated) NAV
Accumulated Value		$ 10,000					$ 11,238
2x Ether ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							2x Ether ETF (Consolidated) NAV
Accumulated Value			$ 10,000				$ 1,935
2x Wheat ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							2x Wheat ETF (Consolidated) NAV
Accumulated Value		10,000					$ 9,720
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV
Accumulated Value	$ 10,000						$ 8,304
One+One S&P 500® and Bitcoin ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							One+One S&P 500® and Bitcoin ETF (Consolidated) NAV
Accumulated Value	10,000						$ 8,601
Volatility Premium Plus ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name							Volatility Premium Plus ETF (Consolidated) NAV
Accumulated Value				16,314		$ 10,000	$ 15,840
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value				11,898	$ 10,000		$ 14,088
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value		10,000					$ 9,813
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value			$ 10,000				$ 11,381
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value		$ 10,000					$ 9,813
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,000						$ 9,718
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 10,000						$ 9,718
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value				$ 12,448		$ 10,000	$ 14,739